SUPPLEMENT TO THE PROSPECTUS

United Funds, Inc.

The following information supplements and supersedes any contrary information contained in the Prospectus in the sections entitled "Fees and Expenses":

This table describes the expenses that you may pay if you buy and hold shares of Accumulative Fund:

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

                            Class A   Class B Class C Class Y
                            Shares    Shares  Shares   Shares

Management Fees              0.68%     0.68%   0.68%   0.68%

Distribution and
  Service (12b-1) Fees       0.23%     1.00%   1.00%   None
 Other Expenses              0.14%     0.63%   0.67%   0.19%

Total Annual Fund
Operating Expenses           1.05%    2.31%    2.35%   0.87%


This table describes the expenses that you may pay if you buy and hold shares of United Bond Fund:

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

Management Fees              0.52%     0.52%   0.52%   0.52%

Distribution and
  Service (12b-1) Fees       0.25%     1.00%   1.00%   None
 Other Expenses              0.23%     0.39%   0.48%   0.21%

Total Annual Fund
Operating Expenses          1.00%     1.91%    2.00%   0.73%


This table describes the expenses that you may pay if you buy and hold shares of United Income Fund:

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

Management Fees             0.58%     0.58%    0.58%   0.58%

Distribution and
  Service (12b-1) Fees       0.24%     1.00%   1.00%   None
 Other Expenses              0.15%     0.60%   0.66%   0.18%

Total Annual Fund
Operating Expenses           0.97%    2.18%     2.24%  0.76%


This table describes the expenses that you may pay if you buy and hold shares of United Science and Technology Fund:

Annual Fund Operating Expenses*

(expenses that are deducted from Fund assets)

Management Fees             0.84%     0.84%     0.84%  0.84%

Distribution and
  Service (12b-1) Fees       0.23%    1.00%    1.00%  None
 Other Expenses              0.19%     0.79%   0.61%   0.22%

Total Annual Fund
Operating Expenses          1.26%      2.63%    2.45%  1.06%

*Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the change in management fees effective June 30, 1999; otherwise expense ratios are based on other Fund-level expenses for the fiscal year ended December 31, 1999. Actual expenses may be greater or lesser than those shown.


To be attached to the cover page of the Prospectus of United Funds, Inc. dated September 20, 1999.

This Supplement is dated May 1, 2000.

NUS2000C